Pacer Solactive Whitney Future of Warfare ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 5.1%
Alphabet, Inc. - Class C	255	$ 90,946
AT&T, Inc.	3,720	86,490
BCE, Inc.	4,098	88,833
BT Group PLC	33,224	90,004
Charter Communications, Inc. - Class A (a)	590	85,538
Deutsche Telekom AG	3,005	92,520
T-Mobile US, Inc.	498	86,010
Verizon Communications, Inc.	2,024	94,743
Vodafone Group PLC	60,749	96,346
		811,430

Consumer Discretionary - 2.0%
Amazon.com, Inc. (a)	368	99,941
Garmin Ltd.	388	113,987
General Motors Co.	1,264	112,319
		326,247

Industrials - 63.6% (b)
Airbus Group SE	475	110,505
AMETEK, Inc.	413	99,826
BAE Systems PLC	20,485	577,267
Boeing Co. (a)	4,888	1,056,492
Bouygues SA	1,653	92,735
CAE, Inc. (a)	3,748	96,609
Carrier Global Corp.	1,452	89,748
Dover Corp.	430	87,987
Eaton Corp. PLC	225	93,420
Emerson Electric Co.	692	103,675
Experian PLC	2,668	100,174
Fortive Corp.	1,626	96,275
General Dynamics Corp.	3,252	1,246,882
Honeywell Aerospace, Inc. (a)	725	149,887
Honeywell International, Inc.	726	176,333
Howmet Aerospace, Inc.	401	113,186
Illinois Tool Works, Inc.	377	108,180
Ingersoll Rand, Inc.	1,221	101,807
Johnson Controls International PLC	668	97,969
Kongsberg Gruppen ASA	3,682	114,992
L3Harris Technologies, Inc.	1,141	316,125
Leidos Holdings, Inc.	2,373	274,319
Leonardo SpA	1,556	98,679
Lockheed Martin Corp.	2,161	1,259,301
MTU Aero Engines AG	286	119,053
Northrop Grumman Corp.	1,481	803,413
Parker-Hannifin Corp.	107	104,489
Rheinmetall AG	61	80,009
Rockwell Automation, Inc.	238	114,259
Rolls-Royce Holdings PLC	6,051	119,525
RTX Corp.	6,359	1,368,584
Saab AB	1,599	100,214
Safran SA	305	118,751
Smiths Group PLC	2,820	100,264

Thales SA	353		99,871
Trane Technologies PLC	197		89,625
TransDigm Group, Inc.	84		105,368
Vertiv Holdings Co. - Class A	295		71,263
			10,057,061

Information Technology - 27.3% (b)
Adobe, Inc. (a)	396		99,162
Cadence Design System, Inc. (a)	296		100,646
Capgemini SE	801		94,463
Cellebrite DI Ltd. (a)	7,477		110,286
CGI, Inc.	1,493		109,204
Cisco Systems, Inc.	1,065		123,529
Cloudflare, Inc. - Class A (a)	474		132,237
Cognizant Technology Solutions Corp. - Class A	1,837		101,678
Constellation Software, Inc.	54		115,594
CoreWeave, Inc. - Class A (a)	873		62,655
Corning, Inc.	593		81,982
Crowdstrike Holdings, Inc. - Class A (a)	872		166,430
Dassault Systemes SE	4,339		100,094
Datadog, Inc. - Class A (a)	737		197,494
Dell Technologies, Inc. - Class C	765		310,108
GLOBALFOUNDRIES, Inc.	1,509		75,435
Halma PLC	1,623		77,101
Hewlett Packard Enterprise Co.	3,387		162,237
Hexagon AB - Class B	9,023		88,546
International Business Machines Corp.	421		94,157
Keysight Technologies, Inc. (a)	277		88,385
KLA Corp.	560		102,379
Microsoft Corp.	239		111,068
Motorola Solutions, Inc.	222		96,736
NVIDIA Corp.	488		97,966
Octave Intelligence PLC (a)	902		16,140
Open Text Corp.	4,310		109,190
Oracle Corp.	602		78,182
Palantir Technologies, Inc. - Class A (a)	1,427		175,607
Palo Alto Networks, Inc. (a)	543		180,184
Roper Technologies, Inc.	273		107,008
Sage Group PLC	8,183		107,171
salesforce.com, Inc.	552		101,579
Snowflake, Inc. - Class A (a)	714		209,402
Strategy, Inc. - Class A (a)	589		54,942
Synopsys, Inc. (a)	201		78,141
Trimble, Inc. (a)	1,438		81,362
Zscaler, Inc. (a)	746		112,795
			4,311,275

Materials - 1.9%
Air Liquide SA	499		98,014
Nucor Corp.	433		111,407
Vulcan Materials Co.	323		86,748
			296,169
TOTAL COMMON STOCKS (Cost $14,994,454)			15,802,182

TOTAL INVESTMENTS - 99.9% (Cost $14,994,454)			15,802,182
Other Assets in Excess of Liabilities - 0.1%		0.00069	10,960
TOTAL NET ASSETS - 100.0%			$ 15,813,142
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Solactive Whitney Future of Warfare ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 15,802,182	$ –	$ –	$ 15,802,182
Total Investments	$ 15,802,182	$ –	$ –	$ 15,802,182

Refer to the Schedule of Investments for further disaggregation of investment categories.